Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya Separate Portfolios Trust
Prospectus Date	rr_ProspectusDate	Sep. 30, 2019
Document Creation Date	dei_DocumentCreationDate	Oct. 22, 2019